Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated June 30, 2020
to the
Prospectus and Statement of Additional Information (“SAI”) dated May 22, 2020, for Terra Firma US Concentrated Realty Equity Fund (the “Fund”),
A series of Trust for Professional Managers

This supplement makes the following amendments to disclosures in the Fund’s Prospectus and SAI dated May 22, 2020.

Effective immediately the Fund’s website is www.terrafirmafunds.com.

All references in the Fund’s Prospectus and SAI to www.terrafirmaAM.com are hereby removed and replaced with www.terrafirmafunds.com.

Please retain this supplement with your Prospectus and SAI